Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Final gold in lock-up	R 207	R 180
Work in process, ore stockpiles and finished inventories	1,437	1,533
Consumables at weighted average cost (net of provision)	2,388	2,070
Total inventories	4,032	3,783
Non-current portion of final gold in lock-up included in Other non-current assets	(207)	(180)
Total current portion of inventories	3,825	3,603
Inventory valued at net realisable value	161	145
Write-downs (reversals of write-downs) of inventories	190	12
Provision for slow moving and redundant stock	R 290	R 480